TAXES PAYABLE	6 Months Ended
Dec. 31, 2025
TAXES PAYABLE
TAXES PAYABLE

NOTE 17. TAXES PAYABLE

Taxes payable consisted of the following:

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
VAT payable	¥193,484	¥2,091,590	$299,093
Income tax payable	440,030	440,016	62,921
Other taxes payable	162,115	323,477	46,257
Total taxes payable	¥795,629	¥2,855,083	$408,271